OPERATING LEASES - Lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 3,100
Short-term lease cost	1,873
Total lease cost	$ 4,973
Weighted average remaining lease term	1 year 10 months 21 days
Weighted average discount rate of operating leases	10.92%
Cost of revenues
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 90
Selling and marketing
Lessee, Lease, Description [Line Items]
Total operating lease cost	1,367
Research and development
Lessee, Lease, Description [Line Items]
Total operating lease cost	1,132
General and administrative
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 511